Deferred Revenue - Summary of Contract Liabilities (Details) - CNY (¥) ¥ in Millions	Jun. 30, 2020	Dec. 31, 2019
Contract Liabilities [Abstract]
Non-current	¥ 78	¥ 67
Current	1,583	1,694
Contract liabilities	¥ 1,661	¥ 1,761